Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current payables [abstract]
Schedule of accounts payable and accrued liabilities
Accounts payable and accrued liabilities consist of:

	December 31, 2024	December 31, 2023
Trade accounts payable(1)	$194.4	$198.2
Royalty payables	38.2	30.1
Other accounts payable and accrued liabilities	118.7	144.2
Payroll and severance liabilities	107.7	85.0
Value added tax liabilities	10.7	9.6
Other tax payables	19.7	30.9
	$489.4	$498.0
(1)No interest is charged on the trade accounts payable ranging from 30 to 60 days from the invoice date. The Company has policies in place to ensure that all payables are paid within the credit terms.